PROVISIONS	13 Months Ended
Sep. 30, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	PROVISIONS

AMOUNT
Balance - August 31, 2022	$2,560
Adjustments	—
Reversal	(75)
Payments	(2,395)
Balance - September 30, 2023	$90

The Company has estimated a provision for litigation. Provisions are calculated based on a current estimate of the amount that will be incurred in settling outstanding legal matters. The legal provision as at September 30, 2023 includes a reserve for legal proceedings described in Note 23.